LEASE (Tables)	12 Months Ended
Dec. 31, 2022
LEASE
Schedule of right of use assets and the amortization

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Right of use assets	38,953	39,439	36,026
Less: accumulated amortization	(3,263)	(4,150)	(4,932)
Right of use assets	35,690	35,289	31,094

Schedule of supplemental information related to operating leases

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Operating lease right-of-use assets	2,658	2,404	1,835
Operating lease liabilities, current	1,925	1,833	1,228
Operating lease liabilities, non-current	755	588	664
Total operating lease liabilities	2,680	2,421	1,892

Schedule of Operating lease expense

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Cost of revenues	547	402	286
General and administrative expenses	1,390	1,022	727
Selling and marketing expenses	1,997	1,468	1,046
Total operating lease expenses	3,934	2,892	2,059
Short-term lease expenses	534	540	679
Total lease expenses	4,468	3,432	2,738

Schedule of maturities of the lease liabilities

For the Year Ended December 31	US$
2023	1,362
2024	654
2025 and thereafter	—
Total undiscounted lease payments	2,016
Less: imputed interest	(124)
Present value of lease liablities balance	1,892
Amounts due within 12 months	1,228
Long-term lease liabilities	664